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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02514

Voya Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Growth and Income Portfolio

The schedules are not audited.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 13.4%
1,330,100		Coach, Inc.	$55,106,043	1.3
1,173,160		Comcast Corp. – Class A	66,248,345	1.6
651,717		Delphi Automotive PLC	51,967,914	1.2
697,800	@	Dish Network Corp. - Class A	48,887,868	1.1
568,930		Home Depot, Inc.	64,636,137	1.5
947,500		Kohl's Corp.	74,141,875	1.7
967,411		Macy's, Inc.	62,794,648	1.5
573,036		Nike, Inc.	57,492,702	1.4
833,739		Walt Disney Co.	87,450,884	2.1
			568,726,416	13.4

		Consumer Staples: 7.1%
1,567,750		Altria Group, Inc.	78,418,855	1.8
2,148,365		ConAgra Foods, Inc.	78,479,774	1.9
768,443		CVS Caremark Corp.	79,311,002	1.9
408,200		Dr Pepper Snapple Group, Inc.	32,035,536	0.8
346,924		Kraft Foods Group, Inc.	30,222,284	0.7
			298,467,451	7.1

		Energy: 7.6%
476,868		Anadarko Petroleum Corp.	39,489,439	0.9
461,453		EOG Resources, Inc.	42,310,626	1.0
579,184		ExxonMobil Corp.	49,230,640	1.2
541,900		Hess Corp.	36,778,753	0.9
600,156		Occidental Petroleum Corp.	43,811,388	1.0
653,300	L	Royal Dutch Shell PLC - Class A ADR	38,969,345	0.9
838,100		Schlumberger Ltd.	69,931,064	1.7
			320,521,255	7.6

		Financials: 15.7%
958,322		Arthur J. Gallagher & Co.	44,801,554	1.1
1,047,645		Blackstone Group LP	40,742,914	1.0
1,166,800		Citigroup, Inc.	60,113,536	1.4
1,138,789		Discover Financial Services	64,170,760	1.5
1,114,036		Gaming and Leisure Properties, Inc.	41,074,507	1.0
3,270,700		Huntington Bancshares, Inc.	36,141,235	0.8
1,482,195		Invesco Ltd.	58,828,320	1.4
1,136,795		JPMorgan Chase & Co.	68,867,041	1.6
674,562		Prudential Financial, Inc.	54,174,074	1.3
1,479,787		Starwood Property Trust, Inc.	35,958,824	0.8
1,708,576		Wells Fargo & Co.	92,946,534	2.2
1,798,085		XL Group PLC	66,169,528	1.6
			663,988,827	15.7

		Health Care: 16.2%
466,765		Amgen, Inc.	74,612,385	1.8
1,181,562		Bristol-Myers Squibb Co.	76,210,749	1.8
639,110		Cardinal Health, Inc.	57,692,460	1.4
796,538	@	Gilead Sciences, Inc.	78,164,274	1.8
975,454		Medtronic PLC	76,075,657	1.8
1,972,932		Merck & Co., Inc.	113,404,131	2.7
3,463,193		Pfizer, Inc.	120,484,485	2.8
738,447		UnitedHealth Group, Inc.	87,350,896	2.1
			683,995,037	16.2

		Industrials: 10.0%
594,220		Boeing Co.	89,180,538	2.1
618,900		Deere & Co.	54,271,341	1.3
397,415		General Dynamics Corp.	53,941,138	1.3
1,675,370		General Electric Co.	41,565,930	1.0
183,946		TransDigm Group, Inc.	40,232,669	1.0
671,156		Union Pacific Corp.	72,692,906	1.7
595,407		United Technologies Corp.	69,781,700	1.6
			421,666,222	10.0

		Information Technology: 20.2%
1,918,365		Apple, Inc.	238,702,157	5.6
2,073,200		Applied Materials, Inc.	46,771,392	1.1
698,800		Automatic Data Processing, Inc.	59,845,232	1.4
3,611,934		Cisco Systems, Inc.	99,418,483	2.4
1,062,313		Fidelity National Information Services, Inc.	72,301,023	1.7
1,217,764		Microchip Technology, Inc.	59,548,659	1.4
3,525,631		Microsoft Corp.	143,334,528	3.4
1,767,926		Oracle Corp.	76,286,007	1.8
803,801		TE Connectivity Ltd.	57,568,228	1.4
			853,775,709	20.2

		Materials: 3.1%
838,050		International Paper Co.	46,503,395	1.1
1,204,599		Mosaic Co.	55,483,830	1.3
1,537,802		Steel Dynamics, Inc.	30,909,820	0.7
			132,897,045	3.1

		Telecommunication Services: 3.1%
1,090,469		CenturyLink, Inc.	37,675,704	0.9
1,948,820		Verizon Communications, Inc.	94,771,116	2.2
			132,446,820	3.1

		Utilities: 2.2%
401,052		Entergy Corp.	31,077,519	0.8
1,363,835		Southern Co.	60,390,614	1.4
			91,468,133	2.2

	Total Common Stock
	(Cost $3,175,581,090)		4,167,952,915	98.6

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
Utilities: –%
20,000,000	Mirant Corp. Escrow Shares	–	–

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
10,000,000	Southern Energy Escrow Shares	$–	–

	Total Corporate Bonds/Notes
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $3,175,581,090)	4,167,952,915	98.6

SHORT-TERM INVESTMENTS: 1.3%
	Securities Lending Collateralcc: 0.0%
157,971	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $157,972, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $161,136, due 04/15/16-01/15/29)
	(Cost $157,971)	157,971	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
54,812,186	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $54,812,186)	54,812,186	1.3

	Total Short-Term Investments
	(Cost $54,970,157)	54,970,157	1.3

	Total Investments in Securities (Cost $3,230,551,247)	$4,222,923,072	99.9
	Assets in Excess of Other Liabilities	3,576,126	0.1
	Net Assets	$4,226,499,198	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $3,247,037,071.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,038,400,730
Gross Unrealized Depreciation	(62,514,729)

Net Unrealized Appreciation	$975,886,001

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$4,167,952,915	$–	$–	$4,167,952,915
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	54,812,186	157,971	–	54,970,157
Total Investments, at fair value	$4,222,765,101	$157,971	$–	$4,222,923,072

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2015